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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-05099

                          Pioneer Money Market Trust
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31


Date of reporting period:  January 1, 2009 through December 31, 2009


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


Pioneer Cash
Reserves Fund
--------------------------------------------------------------------------------
Annual Report | December 31, 2009
--------------------------------------------------------------------------------


Ticker Symbols:

Class A   PMTXX
Class B   PBTXX
Class C   PSVXX
Class R   PCHXX
Class Y   PRYXX



[LOGO]PIONEER
      Investments(R)
                        visit us: pioneerinvestments.com

Table of Contents


Letter to Shareowners                                                          2

Portfolio Management Discussion                                                4

Portfolio Summary                                                              7

Performance Update                                                             8

Comparing Ongoing Fund Expenses                                               10

Schedule of Investments                                                       12

Financial Statements                                                          19

Notes to Financial Statements                                                 28

Report of Independent Registered Public Accounting Firm                       36

Approval of Investment Advisory Agreement                                     37

Trustees, Officers and Service Providers                                      41


                     Pioneer Cash Reserves Fund | Annual Report | 12/31/09     1

President's Letter

Dear Shareowner,

Stock and bond markets around the globe have begun to recover over the past year from one of their most tumultuous periods in history. This is a welcome relief, and we are generally optimistic about the prospects for the economy going forward. Still, challenges remain. Unemployment is high; consumer demand and loan growth are weak; and housing has not returned to normal.

At Pioneer, we have long advocated the benefits of investing for the long term. This strategy has generally performed well for many investors. Those who remained invested in the market during the downturn have most likely seen their portfolios start to recover over the past year, as the Dow Jones Industrial Average climbed back from the depressed levels we saw in early 2009. Many bond investors have similarly seen a strong rebound, with a broad-based recovery occurring across many different fixed-income asset classes. The riskiest asset classes, such as high-yield bonds, outperformed other fixed-income asset classes during most of 2009.

At Pioneer, we are not changing the approach to investing that we have used for more than 80 years. We remain focused on company fundamentals and risk management. Our investment process is based on careful research into individual companies, quantitative analysis, and active portfolio management. This three-pillared process, which we apply to each of our portfolios, is supported by an integrated team approach and is designed to carefully balance risk and reward. While we see potential opportunities for making money in many corners of the markets around the globe, it takes research and experience to separate solid investment opportunities from speculation.

Following this difficult period, many investors are rethinking their approach to investing and risk management. Some are questioning whether the basic investment principles they were taught in the past are still useful in today's markets. Complicating matters is that financial markets remain unpredictable. Our advice, as always, is to work closely with a trusted financial advisor to discuss your goals and work together to develop an investment strategy that meets your individual needs. There is no single best strategy that works for every investor.


2     Pioneer Cash Reserves Fund | Annual Report | 12/31/09

We invite you to learn more about Pioneer and our time-tested approach to investing by consulting with your financial advisor or visiting us online at www.pioneerinvestments.com. We greatly appreciate your trust in us and we thank you for investing with Pioneer.

Sincerely,

/s/ Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA Inc.


Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.


                     Pioneer Cash Reserves Fund | Annual Report | 12/31/09     3

Portfolio Management Discussion | 12/31/09

Short-term interest rates stood near historic lows throughout 2009, as the Federal Reserve Board (the Fed) held to an accommodative monetary policy in its effort to stimulate the economy by encouraging the flow of money in the financial system. In the following interview, Seth Roman reviews the investment environment and the factors that affected Pioneer Cash Reserves Fund during the 12 months ended December 31, 2009. Mr. Roman is a member of Pioneer's Fixed Income Group, which is responsible for the daily management of the Fund. Pioneer Cash Reserves Fund invests exclusively in high-quality money market instruments issued by the U.S. government and domestic corporations and banks.

Q  How did the Fund perform during the 12 months ended December 31, 2009?

A Pioneer Cash Reserves Fund Class A shares produced a total return of 0.16% at net asset value during the 12 months ended December 31, 2009. The Fund's results were in line with the 0.17% average return of the 296 funds in Lipper's Money Market category over the same period. The Fund had modest, positive performance, consistent with our emphasis on capital preservation, during a period in which the market for short-term securities offered extraordinarily low yields. On December 31, 2009, the 7-day effective SEC yield on Class A shares was 0.01%. The Fund met its primary objective of preserving investors' capital, as the net asset value per share remained at $1.00 throughout 2009.

Q What were the principal factors affecting the Fund's performance during the 12 months ended December 31, 2009?

A The yields available from short-term securities remained at extraordinarily low levels during the last fiscal year. Some Treasury bills, for example, were yielding just one basis point (0.01%) during the 12-month period. The Fed kept the overnight lending rate between 0.00% and 0.25% during most of the year, while the flow of money into the short-term marketplace kept prices up and yields down, as the economy appeared to stabilize and more investors allocated money into the short-term market. Investors seemed to take to heart the lessons of 2007 and 2008, when the net asset values of some well-known money market funds fell below the $1.00 level after managers had stretched for extra yield by taking on too much risk.

   Given that backdrop, we continued our strategy of not reaching for higher yield at the expense of quality, and we maintained a very conservative portfolio positioning throughout 2009, focusing on the Fund's goal of conserving capital. We increased the Fund's allocations to Treasury bills, repurchase


4     Pioneer Cash Reserves Fund | Annual Report | 12/31/09
   agreements and certificates of deposit -- all of which were highly liquid and easily tradable but offered little current income. We also invested Fund assets in more short-term municipal securities, which historically have had lower default rates than corporate debt. When investing in bank certificates of deposit, we made sure that we invested the Fund only in certificates issued by large, financially stable banks, while avoiding more distressed banks or regional institutions that were exposed to the commercial real estate market.

   We kept to a "barbelled" approach with respect to maturities, with large concentrations of the Fund's invested assets allocated either to very short-term securities, or to longer-dated, short-term securities, with relatively few investments in between. The very short-term securities ensured that the Fund had a highly liquid portfolio, while the longer-dated securities offered some yield advantages. The Fund's average credit quality remained at AAA as of December 31, 20091, while the portfolio's average maturity remained in the 50- to-60 day range over most of the 12-month period.

   1 Average Credit Quality is an asset weighted average of the higher rating of the fixed income securities, cash, and cash equivalents in the Fund as provided by Moody's or S&P. The rating also includes securities that have not been rated by either of the rating agencies, which has the effect of reducing the overall average. Source: Wilshire Axiom.

Q  What is your investment outlook?

A We expect that short-term interest rates will remain at very low levels for the immediate future. The Fed is not likely to raise the benchmark Federal funds rate soon, given the slow economic recovery and continued high unemployment. We do, however, see some positive signs in the credit markets, and the housing market also appears to have bottomed out.

   Given this environment, we expect to continue to focus on capital preservation and maintain a conservative portfolio positioning, with a barbell approach to maturities and an emphasis on highly liquid assets. We will watch closely for any changes in the overall economic environment and make the adjustments that we think are appropriate.

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Fund shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.


                     Pioneer Cash Reserves Fund | Annual Report | 12/31/09     5

Please refer to the Schedule of Investments on pages 12-18 for a full listing of Fund securities.

Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These opinions should not be relied upon for any other purposes.


6     Pioneer Cash Reserves Fund | Annual Report | 12/31/09

Portfolio Summary | 12/31/09

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

  [THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Repurchase Agreements                                                       28.2%
U.S. Government Agency Obligations                                          25.6%
Commercial Paper                                                            23.4%
U.S. Corporate Bonds                                                        11.9%
Municipal Bonds                                                              6.9%
Tax Exempt Money Market Mutual Fund                                          4.0%

10 Largest Holdings
--------------------------------------------------------------------------------

  1. Federal Home Loan Mortgage Corp., Floating Rate Note, 1/8/10           2.82%
--------------------------------------------------------------------------------
  2. Federal National Mortgage Association, Floating Rate Note, 10/22/10    2.43
--------------------------------------------------------------------------------
  3. Rabobank Nederland NV, 1.43125%, 3/12/10                               2.24
--------------------------------------------------------------------------------
  4. Federal National Mortgage Association, Floating Rate Note, 2/8/10      2.18
--------------------------------------------------------------------------------
  5. Toronto Dominion Bank, 1.53375%, 1/28/10                               2.16
--------------------------------------------------------------------------------
  6. Federal Home Loan Mortgage Corp., Floating Rate Note, 8/24/10          2.07
--------------------------------------------------------------------------------
  7. US Bancorp, Floating Rate Note, 5/6/10                                 2.04
--------------------------------------------------------------------------------
  8. Federal Home Loan Mortgage Corp., Floating Rate Note, 1/22/10          1.96
--------------------------------------------------------------------------------
  9. Federal Home Loan Bank, 2.318%, 2/10/10                                1.93
--------------------------------------------------------------------------------
 10. Federal Home Loan Mortgage Corp., Floating Rate Note, 1/8/10           1.93
--------------------------------------------------------------------------------

The Fund is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.


                     Pioneer Cash Reserves Fund | Annual Report | 12/31/09     7

Performance Update | 12/31/09

Net Asset Value per Share
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
      Class                 12/31/09                 12/31/08
--------------------------------------------------------------------------------
       A                     $ 1.00                   $ 1.00
--------------------------------------------------------------------------------
       B                     $ 1.00                   $ 1.00
--------------------------------------------------------------------------------
       C                     $ 1.00                   $ 1.00
--------------------------------------------------------------------------------
       R                     $ 1.00                   $ 1.00
--------------------------------------------------------------------------------
       Y                     $ 1.00                   $ 1.00
--------------------------------------------------------------------------------

Distributions per Share: 1/1/09-12/31/09
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                    Net Investment        Short-Term        Long-Term
      Class             Income          Capital Gains     Capital Gains
--------------------------------------------------------------------------------
       A               $ 0.0016              $--               $--
--------------------------------------------------------------------------------
       B               $ 0.0002              $--               $--
--------------------------------------------------------------------------------
       C               $ 0.0002              $--               $--
--------------------------------------------------------------------------------
       R               $ 0.0004              $--               $--
--------------------------------------------------------------------------------
       Y               $ 0.0030              $--               $--
--------------------------------------------------------------------------------

Yields*
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
      Class                7-Day Annualized            7-Day Effective**
--------------------------------------------------------------------------------
       A                        0.01%                       0.01%
--------------------------------------------------------------------------------
       B                        0.01%                       0.01%
--------------------------------------------------------------------------------
       C                        0.01%                       0.01%
--------------------------------------------------------------------------------
       R                        0.01%                       0.01%
--------------------------------------------------------------------------------
       Y                        0.01%                       0.01%
--------------------------------------------------------------------------------

* The 7-day yields do not reflect the deduction of the contingent deferred sales charge (CDSC) for Class B shares (maximum 4%) and Class C shares (maximum 1%) shares. Please contact Pioneer to obtain the Fund's current 7-day yields.

** Assumes daily compounding of dividends.


8     Pioneer Cash Reserves Fund | Annual Report | 12/31/09

Expense Ratio (Per prospectus dated May 1, 2009)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    Class                        Gross                      Net
--------------------------------------------------------------------------------
      A                          0.77%                     0.77%
--------------------------------------------------------------------------------
      B                          1.78%                     1.78%
--------------------------------------------------------------------------------
      C                          1.67%                     1.67%
--------------------------------------------------------------------------------
      R*                         1.60%                     1.60%
--------------------------------------------------------------------------------
      Y                          0.56%                     0.56%
--------------------------------------------------------------------------------

* As revised September 23, 2009.

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results.

Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Pioneer has agreed to limit the Fund's expenses for any class of shares or waive a portion of its management fee in an effort to maintain a net asset value of $1.00 per share. Under certain circumstances, this limitation may result in a 0.00% yield for one or more classes of shares. From time to time, Pioneer and its affiliates may limit the expenses of one or more classes for the purpose of avoiding a negative yield or increasing its yield during the period of the limitation. These expense limitation policies are voluntary and temporary and may be revised or terminated by Pioneer at any time without notice.

Performance does not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


                     Pioneer Cash Reserves Fund | Annual Report | 12/31/09     9

Comparing Ongoing Fund Expenses

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1) Divide your account value by $1,000
    Example: an $8,600 account value [divided by] $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Cash Reserves Fund

Based on actual returns from July 1, 2009 through December 31, 2009.

--------------------------------------------------------------------------------------------------
 Share Class                 A               B               C               R               Y
--------------------------------------------------------------------------------------------------
 Beginning Account       $1,000.00       $1,000.00       $1,000.00       $1,000.00       $1,000.00
 Value on 7/1/09
--------------------------------------------------------------------------------------------------
 Ending Account          $1,000.10       $1,000.10       $1,000.10       $1,000.10       $1,000.20
 Value on 12/31/09
--------------------------------------------------------------------------------------------------
 Expenses Paid               $3.02           $4.03           $4.03           $3.53           $2.22
 During Period*
--------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 0.60%, 0.80%, 0.80%, 0.70% and 0.44% for Class A, Class B, Class C, Class R and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).


10     Pioneer Cash Reserves Fund | Annual Report | 12/31/09

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Cash Reserves Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from July 1, 2009 through December 31, 2009.


--------------------------------------------------------------------------------------------------
 Share Class                 A               B               C               R               Y
--------------------------------------------------------------------------------------------------
Beginning Account        $1,000.00       $1,000.00       $1,000.00       $1,000.00       $1,000.00
Value on 7/1/09
--------------------------------------------------------------------------------------------------
Ending Account           $1,022.18       $1,021.17       $1,021.17       $1,021.68       $1,022.99
Value on 12/31/09
--------------------------------------------------------------------------------------------------
Expenses Paid                $3.06           $4.08           $4.08           $3.57           $2.24
During Period*
--------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 0.60%, 0.80%, 0.80%, 0.70% and 0.44% for Class A, Class B, Class C, Class R and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).


                    Pioneer Cash Reserves Fund | Annual Report | 12/31/09     11

Schedule of Investments | 12/31/09


-----------------------------------------------------------------------------------------------------
             Floating      S&P/Moody's
Principal    Rate (b)      Ratings
Amount ($)   (unaudited)   (unaudited)                                                   Value
-----------------------------------------------------------------------------------------------------
                                          CORPORATE BONDS -- 11.9%
                                          ENERGY -- 1.1%
                                          Integrated Oil & Gas -- 1.1%
 9,775,000   2.79                NR/Aa1   BP Capital Markets Plc, Floating Rate Note,
                                          1/11/10                                        $  9,775,000
                                                                                         ------------
                                          Total Energy                                   $  9,775,000
-----------------------------------------------------------------------------------------------------
                                          HOUSEHOLD & PERSONAL PRODUCTS -- 0.4%
                                          Personal Products -- 0.4%
 2,680,000   0.53               AA-/Aa3   Procter & Gamble Co., Floating Rate Note,
                                          2/8/10                                         $  2,680,000
 1,080,000   0.29               AA-/Aa3   Procter & Gamble Co., Floating Rate Note,
                                          5/7/10                                            1,080,000
                                                                                         ------------
                                                                                         $  3,760,000
                                                                                         ------------
                                          Total Household & Personal Products            $  3,760,000
-----------------------------------------------------------------------------------------------------
                                          BANKS -- 6.5%
                                          Diversified Banks -- 5.9%
 8,485,000                       AA/Aa1   BNP Paribas SA, 1.6125%, 3/10/10               $  8,487,133
 7,610,000   3.01                AA/Aa1   BNP Paribas SA, Floating Rate Note, 2/13/09       7,610,000
 2,850,000                      AAA/Aaa   Rabobank Nederland NV, 0.51%, 8/16/14             2,850,000
 9,080,000                      AAA/Aaa   Rabobank Nederland NV, 1.22563%, 5/19/10          9,097,132
 1,220,000                      AA-/Aaa   Royal Bank of Canada, 0.53313%, 9/28/10           1,222,521
 2,406,000   0.68                A+/Aa3   US Bancorp, Floating Rate Note, 2/4/10            2,407,000
12,641,000   0.68                A+/Aa3   US Bancorp, Floating Rate Note, 5/6/10           12,659,494
 6,875,000   0.71                AA-/A1   Wells Fargo Co., Floating Rate Note, 1/29/10      6,874,769
                                                                                         ------------
                                                                                         $ 51,208,049
-----------------------------------------------------------------------------------------------------
                                          Regional Banks -- 0.6%
 5,500,000                      AAA/Aaa   Bank of America NA, 1.3425%, 9/13/10           $  5,500,000
                                                                                         ------------
                                          Total Banks                                    $ 56,708,049
-----------------------------------------------------------------------------------------------------
                                          DIVERSIFIED FINANCIALS -- 3.9%
                                          Asset Management & Custody Banks -- 0.5%
 4,330,000   1.63               AA-/Aa2   Bank of New York Mellon Corp., Floating Rate
                                          Note, 2/5/10                                   $  4,329,401
-----------------------------------------------------------------------------------------------------
                                          Diversified Finance Services -- 1.3%
 2,730,000   1.46               AAA/Aaa   General Electric Capital Corp., Floating Rate
                                          Note, 7/8/10                                   $  2,730,438
   710,000                       A+/Aa3   JPMorgan Chase & Co., 1.14%, 3/10/10                710,569
 7,482,000   1.62                A+/Aa3   JPMorgan Chase & Co., Floating Rate Note,
                                          1/22/10                                           7,480,714
                                                                                         ------------
                                                                                         $ 10,921,721
-----------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


12     Pioneer Cash Reserves Fund | Annual Report | 12/31/09

--------------------------------------------------------------------------------------------------------
             Floating      S&P/Moody's
Principal    Rate (b)      Ratings
Amount ($)   (unaudited)   (unaudited)                                                      Value
--------------------------------------------------------------------------------------------------------
                                           Investment Banking & Brokerage -- 2.1%
 2,195,000                       A+/Aa3    Bear Stearns Co., LLC, 1.36563%, 5/18/10         $  2,190,236
 9,465,000   0.75                A+/Aa3    Bear Stearns Co., LLC, Floating Rate Note,
                                           2/23/10                                             9,462,343
 5,934,000   5.60                A+/Aa1    Credit Suisse, Inc., Floating Rate Note,
                                           1/15/10                                             5,934,547
   185,000                       A+/Aa1    Credit Suisse, Inc., 4.125%, 1/15/10                  185,180
                                                                                            ------------
                                                                                            $ 17,772,306
                                                                                            ------------
                                           Total Diversified Financials                     $ 33,023,428
--------------------------------------------------------------------------------------------------------
                                           TOTAL CORPORATE BONDS
                                           (Cost $103,266,477)                              $103,266,477
--------------------------------------------------------------------------------------------------------
                                           U.S. GOVERNMENT AGENCY OBLIGATIONS -- 25.5%
 3,820,000                       AAA/NR    Federal Home Loan Bank, 0.45%, 12/30/10          $  3,820,000
 4,345,000                       AAA/NR    Federal Home Loan Bank, 0.5%, 10/28/10              4,345,000
 1,905,000                      AAA/Aaa    Federal Home Loan Bank, 0.5%, 12/28/10              1,905,000
 4,305,000                       AAA/NR    Federal Home Loan Bank, 0.51%, 10/28/10             4,305,000
 5,000,000                      AAA/Aaa    Federal Home Loan Bank, 0.55%, 10/28/10             5,000,000
 8,500,000                       AAA/NR    Federal Home Loan Bank, 0.55%, 11/3/10              8,500,000
 4,000,000                      AAA/Aaa    Federal Home Loan Bank, 0.69%, 2/5/10               4,001,803
 5,500,000   0.79               AAA/AAA    Federal Home Loan Bank, 0.88%, 3/12/10              5,500,394
11,950,000                      AAA/Aaa    Federal Home Loan Bank, 2.318%, 2/10/10            11,955,092
 5,460,000   0.40               AAA/Aaa    Federal Home Loan Bank, Floating Rate Note,
                                           2/19/10                                             5,463,114
 4,280,000                      AAA/Aaa    Federal Home Loan Mortgage Corp.,
                                           0.34969%, 4/1/11                                    4,286,550
 4,060,000                      AAA/Aaa    Federal Home Loan Mortgage Corp.,
                                           1.43%, 9/3/10                                       4,081,975
10,545,000                      AAA/Aaa    Federal Home Loan Mortgage Corp.,
                                           4.36875%, 1/21/10                                  10,546,248
12,135,000   0.66               AAA/AAA    Federal Home Loan Mortgage Corp., Floating
                                           Rate Note, 1/22/10                                 12,135,393
11,950,000   0.57               AAA/AAA    Federal Home Loan Mortgage Corp., Floating
                                           Rate Note, 1/8/10                                  11,950,066
17,520,000   0.57               AAA/AAA    Federal Home Loan Mortgage Corp., Floating
                                           Rate Note, 1/8/10                                  17,524,764
 5,455,000   0.18               AAA/Aaa    Federal Home Loan Mortgage Corp., Floating
                                           Rate Note, 7/12/10                                  5,455,367
12,825,000   0.24               AAA/Aaa    Federal Home Loan Mortgage Corp., Floating
                                           Rate Note, 8/24/10                                 12,829,701
 8,500,000                      AAA/Aaa    Federal National Mortgage Association,
                                           0.96625%, 8/5/10                                    8,511,712
15,095,000                      AAA/Aaa    Federal National Mortgage Association,
                                           1.24375%, 7/13/10                                  15,094,628
 5,465,000   0.62               AAA/Aaa    Federal National Mortgage Association, Floating
                                           Rate Note, 10/22/10                                 5,465,000

The accompanying notes are an integral part of these financial statements.


                    Pioneer Cash Reserves Fund | Annual Report | 12/31/09     13

---------------------------------------------------------------------------------------------------------
              Floating      S&P/Moody's
Principal     Rate (b)      Ratings
Amount ($)    (unaudited)   (unaudited)                                                      Value
---------------------------------------------------------------------------------------------------------
                                            U.S. GOVERNMENT AGENCY OBLIGATIONS --
                                             (continued)
13,525,000    2.73               AAA/Aaa    Federal National Mortgage Association,
                                            Floating Rate Note, 2/8/10                       $ 13,525,673
 8,620,000                        NR/AAA    U.S. Cash Management, 0.3795%, 7/15/10              8,605,071
 6,285,000                       AAA/Aaa    U.S. Cash Management, 0.417%, 6/10/10               6,274,734
 8,320,000                       AAA/Aaa    U.S. Cash Management, 0.43%, 6/17/10                8,305,426
 9,195,000                       AAA/Aaa    U.S. Treasury Bills, 0.4445%, 6/3/10                9,178,038
 2,415,000                       AAA/Aaa    U.S. Treasury Bills, 0.507%, 7/1/10                 2,408,981
10,115,000                       AAA/Aaa    U.S. Treasury Notes, 3.5%, 2/15/10                 10,147,939
                                                                                             ------------
                                                                                             $221,122,669
---------------------------------------------------------------------------------------------------------
                                            TOTAL U.S. GOVERNMENT
                                            AGENCY OBLIGATIONS
                                            (Cost $221,122,669)                              $221,122,669
---------------------------------------------------------------------------------------------------------
                                            MUNICIPAL BONDS -- 6.9%
                                            Municipal Development -- 2.1%
 1,675,000    0.20                AA/Aa1    Jackson County Mississippi, Floating Rate
                                            Note, 6/1/23                                     $  1,675,000
 5,900,000    0.18                AA/Aa1    Valdez Alaska Marine Revenue, Floating Rate
                                            Note, 6/1/37                                        5,900,000
   400,000    0.18               AA+/Aa1    Valdez Alaska Marine Term, Floating Rate Note,
                                            7/1/37                                                400,000
 5,890,000    0.18               AA+/Aa1    Valdez Alaska Marine Term, Floating Rate Note,
                                            7/1/37                                              5,890,000
 4,000,000    0.18                AA/Aa1    Valdez Alaska Marine Term, Floating Rate Note,
                                            7/1/37                                              4,000,000
                                                                                             ------------
                                                                                             $ 17,865,000
---------------------------------------------------------------------------------------------------------
                                            Municipal General -- 0.3%
 2,860,000                       AAA/Aaa    Washington Suburban Sanitation, 5.25%,
                                            6/1/10                                           $  2,916,969
---------------------------------------------------------------------------------------------------------
                                            Municipal Higher Education -- 1.3%
 1,675,000    0.18                AA/Aa2    Maryland State Health & Higher Education,
                                            Floating Rate Note, 7/1/36                       $  1,675,000
 9,140,000    0.26                AA/Aa2    University of Minnesota, Floating Rate Note,
                                            12/1/36                                             9,140,000
                                                                                             ------------
                                                                                             $ 10,815,000
---------------------------------------------------------------------------------------------------------
                                            Municipal Medical -- 2.0%
 2,000,000    0.17               AAA/Aa1    Connecticut State Health & Educational Facility
                                            Authority, Floating Rate Note, 7/1/25            $  2,000,000
 7,440,000    0.15               AAA/Aaa    Loudoun County Virginia Industrial Development
                                            Authority, Floating Rate Note, 10/1/39              7,440,000

The accompanying notes are an integral part of these financial statements.


14     Pioneer Cash Reserves Fund | Annual Report | 12/31/09

-------------------------------------------------------------------------------------------------------
             Floating      S&P/Moody's
Principal    Rate (b)      Ratings
Amount ($)   (unaudited)   (unaudited)                                                     Value
-------------------------------------------------------------------------------------------------------
                                           Municipal Medical -- (continued)
 3,760,000   0.20               AAA/Aaa    Loudoun County Virginia Industrial Development
                                           Authority, Floating Rate Note, 2/15/38          $  3,760,000
 4,240,000   0.17                AA/Aa1    Minneapolis & St. Paul, Floating Rate Note,
                                           11/15/34                                           4,240,000
                                                                                           ------------
                                                                                           $ 17,440,000
-------------------------------------------------------------------------------------------------------
                                           Municipal Pollution -- 0.7%
 6,300,000   0.18                AA/Aa1    Hurley New Mexico Pollution, Floating Rate
                                           Note, 12/1/15                                   $  6,300,000
-------------------------------------------------------------------------------------------------------
                                           Municipal Utilities -- 0.4%
 3,860,000   0.20                NR/Aa2    Southeast Alabama Gas District, Floating Rate
                                           Note, 8/1/27                                    $  3,860,000
-------------------------------------------------------------------------------------------------------
                                           Municipal Water -- 0.1%
   700,000   0.30               AA-/Aa2    Boston Massachusetts Water & Sewer
                                           Community Revenue, Floating Rate Note,
                                           11/1/24                                         $    700,000
-------------------------------------------------------------------------------------------------------
                                           TOTAL MUNICIPAL BONDS
                                           (Cost $59,896,969)                              $ 59,896,969
-------------------------------------------------------------------------------------------------------
                                           TEMPORARY CASH INVESTMENTS -- 55.3%
                                           Commercial Paper -- 23.2%
 8,735,000   1.19                AA/Aaa    Bank of New York CD, Floating Rate Note,
                                           4/23/10                                         $  8,742,016
 5,650,000                     A-1+/P-1    Bank of Nova Scotia, 0.97%, 6/18/10                5,650,000
   500,000                      AA-/Aa1    Bank of Nova Scotia, 1.7925%, 3/10/10                498,674
 5,440,000                     A-1+/P-1    Bank of Nova Scotia/Houston,
                                           1.10625%, 5/11/10                                  5,440,000
 5,490,000                      AA-/Aa1    Bank of Nova Scotia/Houston,
                                           1.15688%, 5/5/10                                   5,490,000
 1,270,000                     A-1+/P-1    CBA Delaware Finance, Inc., 0.24%, 1/7/10          1,269,975
 4,585,000                     A-1+/P-1    CBA Delaware Finance, Inc., 0.3%, 2/23/10          4,583,388
 3,690,000                      A-1+/NR    City of Jacksonville, 0.35%, 4/1/10                3,690,000
 6,100,000   0.34                A+/Aa1    Credit Suisse New York, Floating Rate Note,
                                           9/15/10                                            6,100,217
 6,608,000                       NR/Aa1    Deutsche Bank AG, 1.00375%, 1/25/10                6,610,112
 7,700,000                      AA-/Aa2    Nordea Bank Finland Plc, 0.2%, 3/2/10              7,700,000
 3,845,000                     A-1+/P-1    Nordea North America, Inc., 0.18%, 2/24/10         3,844,020
 5,750,000                     A-1+/P-1    Ohio State University, 0.19%, 1/6/10               5,750,000
 2,435,000                     A-1+/P-1    Rabobank Nederland NV, 1.05%, 4/30/10              2,440,468
13,900,000                      AAA/Aaa    Rabobank Nederland NV, 1.43125%, 3/12/10          13,900,000
 2,500,000                     A-1+/P-1    Rabobank USA Financial Corp.,
                                           0.32%, 3/16/10                                     2,498,422
 5,000,000                      AA-/Aaa    Royal Bank of Canada, 0.3%, 3/18/10                5,000,000
 5,725,000                      AA-/AAA    Royal Bank of Canada, 0.41%, 1/11/10               5,725,000

The accompanying notes are an integral part of these financial statements.


                    Pioneer Cash Reserves Fund | Annual Report | 12/31/09     15

-----------------------------------------------------------------------------------------------------
             Floating      S&P/Moody's
Principal    Rate (b)      Ratings
Amount ($)   (unaudited)   (unaudited)                                                   Value
-----------------------------------------------------------------------------------------------------
                                           Commercial Paper -- (continued)
 2,500,000   0.61               AA-/Aaa    Royal Bank of Canada, Floating Rate Note,
                                           12/1/10                                       $  2,500,000
 8,645,000                      A-1/P-1    Societe Generale North America,
                                           0.01%, 1/4/10                                    8,645,000
 5,370,000                      AA-/Aa2    Svenska Handelsbanken, Inc., 0.2%, 3/1/10        5,370,000
 4,530,000                     A-1+/P-1    Svenska Handelsbanken, Inc., 0.2%, 1/4/10        4,530,000
 3,020,000                       AA-/NR    Svenska Handelsbanken, Inc.,
                                           0.51188%, 6/10/10                                3,022,519
 5,985,000                      AA-/Aaa    Toronto Dominion Bank, 0.36%, 4/5/10             5,985,604
 2,500,000                      AA-/AAA    Toronto Dominion Bank, 0.5%, 2/8/10              2,500,049
 2,475,000                      AA-/Aaa    Toronto Dominion Bank, 0.65%, 4/15/10            2,477,424
13,430,000                       AA-/A1    Toronto Dominion Bank, 1.53375%, 1/28/10        13,430,176
 5,000,000                     A-1+/P-1    Toronto-Dominion Holding, 0.31%, 3/19/10         4,996,814
 4,340,000                     A-1+/P-1    University of Minnesota, 0.35%, 4/5/10           4,340,000
 4,270,000                     A-1+/P-1    University of Texas, 0.22%, 1/7/10               4,270,000
 9,485,000                     A-1+/P-1    University of Texas, 0.27%, 1/8/10               9,485,000
 5,740,000                      A-1+/NR    Vanderbilt University, 0.25%, 3/11/10            5,740,000
11,350,000                     A-1+/P-1    Westpac Banking Corp., 0.0%, 4/5/10             11,339,959
 5,780,000                     A-1+/P-1    Westpac Banking Corp., 0.15%, 7/2/10             5,780,000
 4,880,000                       AA/Aa1    Westpac Banking Corp., 0.25%, 4/15/10            4,880,000
 2,200,000                       AA/Aa1    Westpac Banking Corp., 0.304%, 10/6/10           2,200,000
 2,500,000                     A-1+/P-1    Westpac Banking Corp., 0.31%, 3/15/10            2,498,493
 3,110,000                     A-1+/P-1    Yale University, 0.35%, 3/12/10                  3,107,975
                                                                                         ------------
                                                                                         $202,031,305
-----------------------------------------------------------------------------------------------------
                                           Repurchase Agreements -- 28.1%
55,000,000                                 Bank of America, 0.01%, dated 12/31/09,
                                           repurchase price of $55,000,000 plus accrued
                                           interest on 1/4/10 collateralized by the
                                           following:
                                             $8,313,613 Freddie Mac Giant, 5.5%,
                                               11/1/37
                                             $10,022,826 Federal National Mortgage
                                               Association., 4.5%, 11/1/29
                                             $25,605,516 Federal National Mortgage
                                               Association (ARM), 4.576 - 5.478%,
                                               9/1/35 - 10/1/38
                                             $8,705,724 Federal Home Loan Mortgage
                                               Corp., 6.2%, 1/1/37
                                             $3,452,321 Government National Mortgage
                                               Association, 6.0%, 9/15/39                $ 55,000,000
-----------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


16     Pioneer Cash Reserves Fund | Annual Report | 12/31/09

              Floating      S&P/Moody's
Principal     Rate (b)      Ratings
Amount ($)    (unaudited)   (unaudited)                                                      Value
                                            Repurchase Agreement -- (continued)
 30,000,000                                 Bank of America, 0.01%, dated 12/31/09,
                                            repurchase price of $30,000,000 plus accrued
                                            interest on 1/4/10 collateralized by
                                            $30,600,002 U.S. Treasury Note, 2.75%,
                                            2/15/39                                         $ 30,000,000
 55,000,000                                 BNP Paribas, 0.01%, dated 12/31/09,
                                            repurchase price of $55,000,000 plus accrued
                                            interest on 1/4/10 collateralized by
                                            $56,100,000
                                            Federal National Mortgage Association,
                                            5.0 - 6.5%, 7/1/35 - 1/1/39                       55,000,000
 48,750,000                                 Deutsche Bank, 0.01%, dated 12/31/09,
                                            repurchase price of $48,750,000 plus accrued
                                            interest on 1/4/10 collateralized by
                                            $49,725,000 Federal
                                            National Mortgage Association, 4.5 - 7.0%,
                                            9/1/23 - 12/1/38                                  48,750,000
 55,000,000                                 JPMorgan, 0.10%, dated 12/31/09,
                                            repurchase price of $55,000,000 plus accrued
                                            interest on 1/4/10 collateralized by
                                            $56,100,984
                                            Freddie Mac Giant, 4.5% - 8.0%,
                                            5/1/11 - 12/1/39                                  55,000,000
                                                                                            ------------
                                                                                            $243,750,000
--------------------------------------------------------------------------------------------------------
 Shares
--------------------------------------------------------------------------------------------------------
                                            Tax Exempt Money Market Mutual
                                            Fund -- 4.0%
 34,365,000                                 BlackRock Liquidity Funds TempCash Portfolio    $ 34,365,000
--------------------------------------------------------------------------------------------------------
                                            TOTAL TEMPORARY CASH INVESTMENTS
                                            (Cost $480,146,305)                             $480,146,305
--------------------------------------------------------------------------------------------------------
                                            TOTAL INVESTMENT IN SECURITIES -- 99.6%
                                            (Cost $864,432,420)(a)                          $864,432,420
--------------------------------------------------------------------------------------------------------
                                            OTHER ASSETS AND LIABILITIES -- 0.4%            $  3,389,560
--------------------------------------------------------------------------------------------------------
                                            TOTAL NET ASSETS -- 100.0%                      $867,821,980
========================================================================================================

NR    Not rated by either S&P or Moody's.

(a) At December 31, 2009, cost for federal income tax purposes was $864,432,420.

The accompanying notes are an integral part of these financial statements.


                    Pioneer Cash Reserves Fund | Annual Report | 12/31/09     17

(b) Debt obligation with a variable interest rate. Rate shown is rate at end of period.

Purchases and sales of securities (excluding temporary cash investments) for the year ended December 31, 2009 aggregated $2,562,630,692 and $2,823,221,670, respectively.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.


   Level 1 -- quoted prices in active markets for identical securities
   Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
   Level 3 -- significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments)

The following is a summary of the inputs used as of December 31, 2009, in valuing the Portfolio's assets:

--------------------------------------------------------------------------------------------------
                                        Level 1         Level 2           Level 3     Total
--------------------------------------------------------------------------------------------------
 Commercial Paper                       $        --     $202,031,305      $--         $202,031,305
 Corporate Bonds                                 --      103,266,477       --          103,266,477
 Municipal Bonds                                 --       59,896,969       --           59,896,969
 Mutual Funds                            34,365,000               --       --           34,365,000
 Repurchase Agreements                           --      243,750,000       --          243,750,000
 U.S. Government Agency Obligations              --      221,122,669       --          221,122,669
--------------------------------------------------------------------------------------------------
 Total                                  $34,365,000     $830,067,420      $--         $864,432,420
==================================================================================================

The accompanying notes are an integral part of these financial statements.


18     Pioneer Cash Reserves Fund | Annual Report | 12/31/09

Statement of Assets and Liabilities | 12/31/09

ASSETS:
  Investment in securities (cost $620,682,420)            $620,682,420
  Repurchase agreements (cost $243,750,000)                243,750,000
----------------------------------------------------------------------
  Total Investment in Securities (cost $864,432,420)      $864,432,420
  Cash                                                       2,027,249
  Receivables --
   Fund shares sold                                          2,607,790
   Interest                                                    702,140
   Due from Pioneer Investment Management, Inc.                264,296
  Other                                                         74,194
----------------------------------------------------------------------
     Total assets                                         $870,108,089
----------------------------------------------------------------------
LIABILITIES:
  Payables --
   Fund shares repurchased                                $  1,907,823
   Dividends                                                   178,215
  Due to affiliates                                            108,425
  Accrued expenses                                              91,646
----------------------------------------------------------------------
     Total liabilities                                    $  2,286,109
----------------------------------------------------------------------
NET ASSETS:
  Paid-in capital                                         $868,247,789
  Distributions in excess of net investment income            (178,215)
  Accumulated net realized loss on investments                (247,594)
----------------------------------------------------------------------
     Total net assets                                     $867,821,980
======================================================================
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $533,382,167/533,810,780 shares)      $       1.00
  Class B (based on $37,517,604/37,503,951 shares)        $       1.00
  Class C (based on $49,390,663/49,405,832 shares)        $       1.00
  Class R (based on $3,096,502/3,098,739 shares)          $       1.00
  Class Y (based on $244,435,044/244,431,083 shares)      $       1.00
======================================================================

The accompanying notes are an integral part of these financial statements.


                    Pioneer Cash Reserves Fund | Annual Report | 12/31/09     19

Statement of Operations

For the Year Ended 12/31/09

INVESTMENT INCOME:
  Interest                                                     $6,647,360
-----------------------------------------------------------------------------------------
     Total investment income                                                   $6,647,360
-----------------------------------------------------------------------------------------
EXPENSES:
  Management fees                                              $3,513,907
  Transfer agent fees and expenses
   Class A                                                        621,952
   Class B                                                        145,764
   Class C                                                        102,519
   Class R                                                          2,324
   Class Y                                                            150
  Distribution fees
   Class A                                                        925,634
   Class B                                                        486,357
   Class C                                                        589,244
   Class R                                                         12,915
  Shareholder communications expense                              258,548
  Administrative reimbursements                                   316,424
  Custodian fees                                                   58,838
  Registration fees                                               172,565
  Professional fees                                                96,868
  Printing expense                                                 77,484
  Fees and expenses of nonaffiliated trustees                      34,941
  Miscellaneous                                                   290,021
-----------------------------------------------------------------------------------------
     Total expenses                                                            $7,706,455
     Less management fees waived and expenses reimbursed by
       Pioneer Investment Management, Inc.                                     (2,436,410)
     Less fees paid indirectly                                                        (47)
-----------------------------------------------------------------------------------------
     Net expenses                                                              $5,269,998
-----------------------------------------------------------------------------------------
       Net investment income                                                   $1,377,362
-----------------------------------------------------------------------------------------
NET REALIZED GAIN ON INVESTMENTS:
  Net realized gain on investments                                             $  251,512
-----------------------------------------------------------------------------------------
  Net increase in net assets resulting from operations                         $1,628,874
=========================================================================================

The accompanying notes are an integral part of these financial statements.


20     Pioneer Cash Reserves Fund | Annual Report | 12/31/09

Statements of Changes in Net Assets

For the Years Ended 12/31/09 and 12/31/08, respectively

-------------------------------------------------------------------------------------------------
                                                             Year Ended           Year Ended
                                                             12/31/09             12/31/08
-------------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                        $    1,377,362       $   21,966,729
Net realized gain (loss) on investments                             251,512              (12,518)
-------------------------------------------------------------------------------------------------
   Net increase in net assets resulting from operations      $    1,628,874       $   21,954,211
-------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
   Class A ($0.0016 and $0.0244 per share, respectively)     $   (1,039,677)      $  (18,228,297)
   Class B ($0.0002 and $0.0153 per share, respectively)             (8,419)            (754,891)
   Class C ($0.0002 and $0.0156 per share, respectively)            (10,277)          (1,187,323)
   Class R ($0.0004 and $0.0202 per share, respectively)               (706)             (37,492)
   Class Y ($0.0030 and $0.0267 per share, respectively)           (466,477)          (1,875,033)
-------------------------------------------------------------------------------------------------
     Total distributions to shareowners                      $   (1,525,556)      $  (22,083,036)
-------------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                             $1,378,998,385       $1,252,926,833
Shares issued in reorganization                                  65,917,709                   --
Reinvestment of distributions                                     1,061,937           19,808,099
Cost of shares repurchased                                   (1,544,238,392)      (1,240,723,189)
-------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
     Fund share transactions                                 $  (98,260,361)      $   32,011,743
-------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets                     $  (98,157,043)      $   31,882,918
NET ASSETS:
Beginning of year                                               965,979,023          934,096,105
-------------------------------------------------------------------------------------------------
End of year                                                  $  867,821,980       $  965,979,023
-------------------------------------------------------------------------------------------------
Distributions in excess of net investment income             $     (178,215)      $     (203,548)
-------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


                    Pioneer Cash Reserves Fund | Annual Report | 12/31/09     21

-------------------------------------------------------------------------------------------------------
                                     '09 Shares      '09 Amount          '08 Shares      '08 Amount
-------------------------------------------------------------------------------------------------------
Class A
Shares sold                           477,946,610    $  477,773,358       630,904,556    $  630,904,555
Shares issued in reorganization        57,600,032        57,736,180                --                --
Reinvestment of distributions           1,039,677         1,039,677        17,703,824        17,703,824
Less shares repurchased              (670,546,568)     (670,546,570)     (720,752,464)     (720,752,512)
-------------------------------------------------------------------------------------------------------
   Net decrease                      (133,960,249)   $ (133,997,355)      (72,144,084)   $  (72,144,133)
=======================================================================================================
Class B
Shares sold                            29,148,400    $   29,148,400        76,646,948    $   76,646,948
Reinvestment of distributions               8,419             8,419           752,811           752,811
Less shares repurchased               (51,028,376)      (51,028,380)      (59,540,132)      (59,540,135)
-------------------------------------------------------------------------------------------------------
   Net increase (decrease)            (21,871,557)   $  (21,871,561)       17,859,627    $   17,859,624
=======================================================================================================
Class C
Shares sold                            94,637,552    $   94,637,552       137,278,495    $  137,278,495
Reinvestment of distributions              10,277            10,277         1,187,253         1,187,253
Less shares repurchased              (107,556,972)     (107,556,973)     (144,408,106)     (144,408,109)
-------------------------------------------------------------------------------------------------------
   Net decrease                       (12,909,143)   $  (12,909,144)       (5,942,358)   $   (5,942,361)
=======================================================================================================
Class R
Shares sold                             9,788,236    $    9,788,236         2,387,203    $    2,387,203
Reinvestment of distributions                 695               695            37,492            37,492
Less shares repurchased                (8,533,483)       (8,533,483)       (2,164,069)       (2,164,069)
-------------------------------------------------------------------------------------------------------
   Net increase                         1,255,448    $    1,255,448           260,626    $      260,626
=======================================================================================================
Class Y
Shares sold                           767,675,345    $  767,650,839       405,709,632    $  405,709,632
Shares issued in reorganization         8,147,274         8,181,529                --                --
Reinvestment of distributions               2,869             2,869           126,719           126,719
Less shares repurchased              (706,572,986)     (706,572,986)     (313,858,364)     (313,858,364)
-------------------------------------------------------------------------------------------------------
   Net increase                        69,252,502    $   69,262,251        91,977,987    $   91,977,987
=======================================================================================================

The accompanying notes are an integral part of these financial statements.


22     Pioneer Cash Reserves Fund | Annual Report | 12/31/09

Financial Highlights

---------------------------------------------------------------------------------------------------------------------------
                                                             Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                                                             12/31/09     12/31/08     12/31/07     12/31/06     12/31/05
---------------------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                         $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
---------------------------------------------------------------------------------------------------------------------------
Increase from investment operations:
 Net investment income                                       $  0.002     $  0.024     $  0.046     $  0.043     $  0.023
---------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                       $ (0.002)    $ (0.024)    $ (0.046)    $ (0.043)    $ (0.023)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                               $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
===========================================================================================================================
Total return*                                                    0.16%        2.46%        4.72%        4.38%        2.37%
Ratio of net expenses to average net assets+                     0.60%        0.73%        0.71%        0.75%        0.83%
Ratio of net investment income to average net assets+            0.15%        2.46%        4.61%        4.33%        2.62%
Net assets, end of period (in thousands)                     $533,382     $667,293     $739,517     $708,103     $571,418
Ratios with no waiver of fees and assumption of
 expenses by the Adviser and no reduction for
 fees paid indirectly:
 Net expenses                                                    0.79%        0.73%        0.71%        0.75%        0.83%
 Net investment income (loss)                                   (0.04)%       2.46%        4.61%        4.33%        2.62%
Ratios with waiver of fees and assumption of
 expenses by the Adviser and reduction for
 fees paid indirectly:
 Net expenses                                                    0.60%        0.73%        0.70%        0.75%        0.83%
 Net investment income                                           0.15%        2.46%        4.61%        4.33%        2.62%
===========================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+ Ratio with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.


                     Pioneer Cash Reserves Fund | Annual Report | 12/31/09    23

---------------------------------------------------------------------------------------------------------------------------
                                                                Year Ended   Year Ended  Year Ended  Year Ended  Year Ended
                                                                12/31/09     12/31/08    12/31/07    12/31/06    12/31/05
---------------------------------------------------------------------------------------------------------------------------
Class B
Net asset value, beginning of period                            $  1.00      $  1.00     $  1.00     $  1.00     $  1.00
---------------------------------------------------------------------------------------------------------------------------
Increase from investment operations:
 Net investment income (loss)                                   $ 0.000(a)   $ 0.015     $ 0.035     $ 0.032     $ 0.013
---------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                          $(0.000)(a)  $(0.015)    $(0.035)    $(0.032)    $(0.013)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                  $  1.00      $  1.00     $  1.00     $  1.00     $  1.00
===========================================================================================================================
Total return*                                                      0.02%        1.54%       3.55%       3.21%       1.33%
Ratio of net expenses to average net assets+                       0.80%        1.74%       1.84%       1.87%       1.90%
Ratio of net investment income (loss) to average net assets+      (0.01)%       1.37%       3.48%       3.22%       1.33%
Net assets, end of period (in thousands)                        $37,518      $59,390     $41,539     $33,817     $41,375
Ratios with no waiver of fees and assumption of
 expenses by the Adviser and no reduction for
 fees paid indirectly:
 Net expenses                                                      1.88%        1.74%       1.84%       1.87%       1.90%
 Net investment income (loss)                                     (1.09)%       1.37%       3.48%       3.22%       1.33%
Ratios with waiver of fees and assumption of
 expenses by the Adviser and reduction for
 fees paid indirectly:
 Net expenses                                                      0.80%        1.74%       1.82%       1.86%       1.90%
 Net investment income (loss)                                     (0.01)%       1.37%       3.50%       3.23%       1.33%
===========================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+   Ratio with no reduction for fees paid indirectly.
(a) Amount rounds to less than $0.001 per share.

The accompanying notes are an integral part of these financial statements.


24    Pioneer Cash Reserves Fund | Annual Report | 12/31/09

---------------------------------------------------------------------------------------------------------------------------
                                                                Year Ended   Year Ended  Year Ended  Year Ended  Year Ended
                                                                12/31/09     12/31/08    12/31/07    12/31/06    12/31/05
---------------------------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                            $  1.00      $  1.00     $  1.00     $  1.00     $  1.00
---------------------------------------------------------------------------------------------------------------------------
Increase from investment operations:
 Net investment income (loss)                                   $ 0.000(a)   $ 0.016     $ 0.036     $ 0.033     $ 0.015
---------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                          $(0.000)(a)  $(0.016)    $(0.036)    $(0.033)    $(0.015)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                  $  1.00      $  1.00     $  1.00     $  1.00     $  1.00
===========================================================================================================================
Total return*                                                      0.02%        1.57%       3.69%       3.33%       1.48%
Ratio of net expenses to average net assets+                       0.80%        1.63%       1.68%       1.71%       1.71%
Ratio of net investment income (loss) to average net assets+      (0.02)%       1.55%       3.64%       3.48%       1.54%
Net assets, end of period (in thousands)                        $49,391      $62,303     $68,250     $54,906     $56,745
Ratios with no waiver of fees and assumption of
 expenses by the Adviser and no reduction for
 fees paid indirectly:
 Net expenses                                                      1.77%        1.63%       1.68%       1.71%       1.71%
 Net investment income (loss)                                     (0.99)%       1.55%       3.64%       3.45%       1.54%
Ratios with waiver of fees and assumption of
 expenses by the Adviser and reduction for
 fees paid indirectly:
 Net expenses                                                      0.80%        1.63%       1.67%       1.70%       1.71%
 Net investment income (loss)                                     (0.02)%       1.55%       3.65%       3.48%       1.54%
===========================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+   Ratio with no reduction for fees paid indirectly.
(a) Amount rounds to less than $0.001 per share.

The accompanying notes are an integral part of these financial statements.


                     Pioneer Cash Reserves Fund | Annual Report | 12/31/09    25

-----------------------------------------------------------------------------------------------------------------------------
                                                                  Year Ended   Year Ended  Year Ended  Year Ended  Year Ended
                                                                  12/31/09     12/31/08    12/31/07    12/31/06    12/31/05
-----------------------------------------------------------------------------------------------------------------------------
Class R
Net asset value, beginning of period                              $  1.00      $  1.00     $  1.00     $  1.00     $  1.00
-----------------------------------------------------------------------------------------------------------------------------
Increase from investment operations:
 Net investment income (loss)                                     $ 0.000(a)   $ 0.020     $ 0.039     $ 0.038     $ 0.019
-----------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                            $(0.000)(a)  $(0.020)    $(0.039)    $(0.038)    $(0.019)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $  1.00      $  1.00     $  1.00     $  1.00     $  1.00
=============================================================================================================================
Total return*                                                        0.04%        2.04%       3.94%       3.90%       1.96%
Ratio of net expenses to average net assets+                         0.70%        1.15%       1.42%       1.19%       1.29%
Ratio of net investment income (loss) to average net assets+        (0.06)%       1.97%       3.90%       3.93%       2.05%
Net assets, end of period (in thousands)                          $ 3,097      $ 1,843     $ 1,582     $   747     $   815
Ratios with no waiver of fees and assumption of
 expenses by the Adviser and no reduction for
 fees paid indirectly:
 Net expenses                                                        1.43%        1.15%       1.42%       1.53%       1.31%
 Net investment income (loss)                                       (0.79)%       1.97%       3.90%       3.59%       2.02%
Ratios with waiver of fees and assumption of
 expenses by the Adviser and reduction for
 fees paid indirectly:
 Net expenses                                                        0.70%        1.15%       1.41%       1.19%       1.29%
 Net investment income (loss)                                       (0.06)%       1.97%       3.90%       3.93%       2.05%
=============================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period.
+   Ratio with no reduction for fees paid indirectly.
(a) Amount rounds to less than $0.001 per share.

The accompanying notes are an integral part of these financial statements.


26    Pioneer Cash Reserves Fund | Annual Report | 12/31/09

---------------------------------------------------------------------------------------------------------------------------
                                                              Year Ended   Year Ended   Year Ended  Year Ended  9/23/05 (a)
                                                              12/31/09     12/31/08     12/31/07    12/31/06    to 12/31/05
---------------------------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                          $   1.00     $   1.00     $  1.00     $  1.00     $   1.00
---------------------------------------------------------------------------------------------------------------------------
Increase from investment operations:
 Net investment income                                        $  0.003     $  0.027     $ 0.048     $ 0.046     $  0.009
---------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                        $ (0.003)    $ (0.027)    $(0.048)    $(0.046)    $ (0.009)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $   1.00     $   1.00     $  1.00     $  1.00     $   1.00
===========================================================================================================================
Total return*                                                     0.30%        2.70%       4.96%       4.67%        2.44%(b)
Ratio of net expenses to average net assets+                      0.44%        0.52%       0.47%       0.47%        0.44%**
Ratio of net investment income to average net assets+             0.29%        2.63%       4.85%       4.54%        3.46%**
Net assets, end of period (in thousands)                      $244,435     $175,151     $83,209     $76,726     $116,039
Ratios with no waiver of fees and assumption of
 expenses by the Adviser and no reduction for
 fees paid indirectly:
 Net expenses                                                     0.53%        0.52%       0.47%       0.47%        0.44%**
 Net investment income                                            0.20%        2.63%       4.85%       4.54%        3.45%**
Ratios with waiver of fees and assumption of
 expenses by the Adviser and reduction for
 fees paid indirectly:
 Net expenses                                                     0.44%        0.52%       0.46%       0.47%        0.44%**
 Net investment income                                            0.29%        2.63%       4.86%       4.54%        3.46%**
===========================================================================================================================

(a) Class Y shares were first publicly offered on September 23, 2005.
(b) Not annualized.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period.
**  Annualized.
+   Ratio with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.


                     Pioneer Cash Reserves Fund | Annual Report | 12/31/09    27

Notes to Financial Statements | 12/31/09

1. Organization and Significant Accounting Policies

Pioneer Cash Reserves Fund (the Fund) is a series of Pioneer Money Market Trust, a Delaware statutory trust. The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to provide high current income, preservation of capital, and liquidity through investments in high-quality short-term securities.

The Fund offers five classes of shares designated as Class A, Class B, Class C, Class R and Class Y shares. Class Y shares were first publicly offered on September 23, 2005. Effective as of the close of business on December 31, 2009, Class B shares are no longer offered to new or existing shareholders, except that dividends and/or capital gain distributions may continue to be reinvested in Class B shares, and shareholders may exchange their Class B shares for Class B shares of other Pioneer funds, as permitted by existing exchange privileges. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of the Fund gives the Board the flexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class Y shares. Class B shares convert to Class A shares approximately eight years after the date of purchase.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and industry sectors. Information regarding the Fund's principal risks is contained in the Fund's prospectuses. Please refer to those documents when considering the Fund's risks.


28     Pioneer Cash Reserves Fund | Annual Report | 12/31/09

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting periods. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A. Security Valuation

   Security transactions are recorded as of trade date. Securities are valued at amortized cost, which approximates fair market value. Mutual funds are valued at net asset value. Investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis.

B. Federal Income Taxes

   It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required. Tax years for the three prior fiscal years remain subject to examination by tax authorities.

   The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the source of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

   At December 31, 2009, the Fund has reclassified $173,527 to decrease distributions in excess of net investment income and $173,527 to decrease paid in capital to reflect permanent book/tax differences. The reclassification has no impact on the net asset value of the Fund and is designed to present the Fund's capital accounts on a tax basis.

   At December 31, 2009, the Fund had a net capital loss carryforward of $247,594 of which the following amounts will expire between 2012 and


                    Pioneer Cash Reserves Fund | Annual Report | 12/31/09     29

  2016 if not utilized: $33,691 in 2012, $13 in 2013, $2,890 in 2014, $198,482
  in 2015 and $12,518 in 2016.

  The tax character of distributions paid during the years ended December 31, 2009 and December 31, 2008 was as follows:



--------------------------------------------------------------------------------
                                                          2009              2008
--------------------------------------------------------------------------------
   Distributions paid from:
   Ordinary income                                  $1,525,556       $22,083,036
--------------------------------------------------------------------------------
     Total                                          $1,525,556       $22,083,036
================================================================================

  The following shows the components of distributable earnings on a federal income tax basis at December 31, 2009.



--------------------------------------------------------------------------------
                                                                            2009
--------------------------------------------------------------------------------
   Distributable earnings:
   Capital loss carryforward                                          $(247,594)
   Dividends payable                                                   (178,215)
--------------------------------------------------------------------------------
     Total                                                            $(425,809)
================================================================================

C. Fund Shares

   The Fund records sales and repurchases of its shares as of trade date. The Fund declares as daily dividends substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends.

D. Class Allocations

   Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on their respective percentage of adjusted net assets at the beginning of the day.

   Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C and Class R shares of the Fund, respectively (see Note 5). Class Y shares do not pay distribution fees. Shareowners of each class participate in all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 4).

   Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class A, Class B, Class C, Class R and Class Y shares can reflect different transfer agent and distribution expense rates.


30     Pioneer Cash Reserves Fund | Annual Report | 12/31/09

E. Repurchase Agreements

   With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest, is required to be equal to or in excess of the repurchase price. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian or a subcustodian of the Fund. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. Money Market Temporary Guarantee Program Fees

The Fund was enrolled in the U.S. Treasury Department's Temporary Guarantee Program for Money Market Funds (the "Program") from September 19, 2008 through September 18, 2009, as extended. The Program provided a guarantee to participating money market fund shareholders based on the number of shares invested in the Fund at the close of business on September 19, 2008. The guarantee expired unutilized by the Fund.

The Fund paid fees in the combined amount of 0.025% of the Fund's net asset value as of the close of business on September 19, 2008 to participate in the Program through April 30, 2009. To further participate in the extended period of the Program through September 18, 2009, the Fund paid to the U.S. Treasury Department fees in the amount of 0.015% of the Fund's net asset value as of the close of business on September 19, 2008. The expenses to participate in the Program and the extended period of the Program were borne by the Fund without regard to any expense limitation that was in effect for the Fund at that time and are reflected in the statement of operations.

3. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredit S.p.A. (UniCredit), manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.40% of the Fund's average net daily net assets up to $1 billion and 0.35% on assets over $1 billion. Prior to January 1, 2006, management fees were calculated daily at the annual rate of 0.40% of the Fund's average daily net assets. For the year ended December 31, 2009, the effective management fee (excluding waivers and/or reimbursement of expenses) was equivalent to 0.40%.

PIM has agreed to limit the Fund's expenses for any class of shares or waive a portion of its management fee in an effort to maintain a net asset value of $1.00 per share. From time to time, PIM and its affiliates may limit the expenses of one or more classes for the purpose of avoiding a negative yield or increasing its yield during the period of the limitation. These expense limitation policies are voluntary and temporary and may be revised or terminated by PIM at any time without notice.


                    Pioneer Cash Reserves Fund | Annual Report | 12/31/09     31

Pioneer has contractually agreed to limit ordinary operating expenses to the extent required to reduce Fund expenses to 0.70% and 0.45% of the average daily net assets attributable to Class A and Class Y shares, respectively. These expense limitations are in effect through June 1, 2011. There can be no assurance that PIM will extend the expense limitation agreement for a class of shares beyond the date referred to above.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund as administrative reimbursements. Included in "Due to Affiliates" reflected on the Statement of Assets and Liabilities is $15,531 in management fees, administrative fees and certain other reimbursements payable to PIM at December 31, 2009.

4. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates.

In addition, the Fund reimburses PIMSS for out-of-pocket expenses incurred by PIMSS related to shareholder communications activities such as proxy and statement mailings, outgoing phone calls and omnibus relationship contracts. For the period December 31, 2009, such out-of-pocket expenses by class of shares were as follows:

--------------------------------------------------------------------------------
 Shareholder Communications:
--------------------------------------------------------------------------------
 Class A                                                                $164,857
 Class B                                                                  28,466
 Class C                                                                  45,474
 Class R                                                                   8,479
 Class Y                                                                  11,272
--------------------------------------------------------------------------------
   Total                                                                $258,548
================================================================================

Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $88,282 in transfer agent fees and out-of-pocket reimbursements payable to PIMSS at December 31, 2009.

5. Distribution and Service Plans

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A, Class B, Class C and Class R shares. Pursuant to the Plan, the Fund pays PFD 0.15% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund also pays PFD 1.00% of the average daily net assets attributable to Class B and Class C shares. The fee for Class B and Class C shares consists of a 0.15% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account


32     Pioneer Cash Reserves Fund | Annual Report | 12/31/09
maintenance services or distribution services with regard to Class B and Class C shares. Pursuant to the Plan, the Fund further pays PFD 0.50% of the average daily net assets attributable to Class R shares for distribution services. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $4,612 in distribution fees payable to PFD at December 31, 2009.


The Fund also has adopted a separate service plan for Class R shares (Service
Plan). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans.

In addition, redemptions of Class B and Class C shares may be subject to a contingent deferred sales charge (CDSC). Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange remain subject to any CDSC that applied to the original purchase of those shares. Proceeds from the CDSCs are paid to PFD. For the year ended December 31, 2009, CDSCs in the amount of $221,534 were paid to PFD.

6. Expense Offsets

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses, due to interest earned on cash held by PIMSS. For the year ended December 31, 2009, the Fund's expenses were reduced by $47 under such arrangements.

7. Reorganization Information

On May 8, 2009, beneficial owners of Regions Morgan Keegan Select Money Market Fund approved a proposed Agreement and Plan of Reorganization that provided for the reorganization listed below. The purpose of this transaction was to combine two funds with similar investment objectives and strategies. This tax-free reorganization was accomplished on May 15, 2009 ("Closing Date"), by exchanging the assets and stated liabilities of Regions Morgan Keegan Select Money Market Fund for shares of Pioneer Cash Reserves Fund. Shareowners holding Class A and Class I shares of Regions Morgan Keegan Select Money Market Fund received Class A and Class Y shares, respectively, of Pioneer Cash Reserves Fund in the reorganization. The investment portfolio of Regions Morgan Keegan Select Money Market Fund, with a fair value of $57,874,151 and an identified cost of $57,874,151 at May 15, 2009, was the principal asset acquired by Pioneer Cash Reserves Fund. For financial reporting purposes, assets received and shares issued by Pioneer Cash Reserves Fund


                    Pioneer Cash Reserves Fund | Annual Report | 12/31/09     33
were recorded at fair value; however, the cost basis of the investments received from Regions Morgan Keegan Select Money Market Fund was carried forward to align ongoing reporting of Pioneer Cash Reserves Fund's realized and unrealized gains and losses with amounts distributable to shareowners for tax purposes. The following charts show the details of the reorganization as of that Closing Date:



----------------------------------------------------------------------------------------------
                           Pioneer                 RMK Select            Pioneer
                           Cash Reserves           Money Market Fund     Cash Reserves
                           (Pre-Reorganization)    (Pre-Reorganization)  (Post-Reorganization)
----------------------------------------------------------------------------------------------
 Net Assets
 Class A                   $617,403,807            $57,736,180           $675,139,987
 Class B                   $ 52,740,518            $        --           $ 52,740,518
 Class C                   $ 62,440,580            $        --           $ 62,440,580
 Class R                   $  2,020,036            $        --           $  2,020,036
 Class Y/I                 $124,005,796            $ 8,181,529           $132,187,325
----------------------------------------------------------------------------------------------
 Total Net Assets          $858,610,737            $65,917,709           $924,528,446
==============================================================================================
 Shares Outstanding
 Class A                    617,750,245             57,600,032            675,350,277
 Class B                     52,716,354                     --             52,716,354
 Class C                     62,441,480                     --             62,441,480
 Class R                      2,020,398                     --              2,020,398
 Class Y/I                  123,998,824              8,147,274            132,146,098
 Shares Issued in
  Reorganization
 Class A                                                                   57,600,032
 Class Y                                                                    8,147,274

--------------------------------------------------------------------------------
                                         Unrealized               Accumulated
                                         Appreciation On          Gain On
                                         Closing Date             Closing Date
--------------------------------------------------------------------------------
 Regions Morgan Keegan
  Select Money Market Fund               $--                      $3,002

Assuming the reorganization had been completed on January 1, 2009, the beginning of the annual reporting period for Pioneer Cash Reserves Fund, Pioneer Cash Reserves Fund's pro forma results of operations for the year ended December 31, 2009, are as follows:

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 Net investment income                                                $1,418,142
 Net gain on investments                                              $  251,883
 Net increase in net assets resulting from operations                 $1,670,025

Since the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practical to separate the amounts of revenue and earnings of Regions Morgan Keegan Select Money Market Fund that have been included in Pioneer Cash Reserves Fund's statement of operations since May 15, 2009.


34     Pioneer Cash Reserves Fund | Annual Report | 12/31/09

8. Subsequent Events

In preparing these financial statements, PIM has evaluated the impact of all events and transactions for potential recognition or disclosure through February 22, 2010 and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

ADDITIONAL INFORMATION (unaudited)

The percentages of the Fund's ordinary income distributions that are exempt from nonresident alien (NRA) tax withholding resulting from qualified interest income and qualified short-term gains were 90.64% and 0.0%, respectively.


                    Pioneer Cash Reserves Fund | Annual Report | 12/31/09     35

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Pioneer Money Market Trust
and Shareowners of Pioneer Cash Reserves Fund:
--------------------------------------------------------------------------------
We have audited the accompanying statement of assets and liabilities of Pioneer Cash Reserves Fund, a series of the Pioneer Money Market Trust (the "Trust"), including the schedule of investments, as of December 31, 2009, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Cash Reserves Fund of the Pioneer Money Market Trust at December 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                /s/ Ernst & Young

Boston, Massachusetts
February 22, 2010


36     Pioneer Cash Reserves Fund | Annual Report | 12/31/09

Approval of Investment Advisory Agreement (Unaudited)

Pioneer Investment Management, Inc. (PIM) serves as the investment adviser to Pioneer Cash Reserves Fund (the Fund) pursuant to an investment advisory agreement between PIM and the Fund. In order for PIM to remain the investment adviser of the Fund, the Trustees of the Fund must determine annually whether to renew the investment advisory agreement for the Fund.

The contract review process began in March 2009 as the Trustees of the Fund agreed on, among other things, an overall approach and timeline for the process. In July 2009, the Trustees approved the format of the contract review materials and submitted their formal request to PIM to furnish information necessary to evaluate the terms of the investment advisory agreement. The contract review materials were provided to the Trustees in August 2009. After reviewing and discussing the materials, the Trustees submitted a request for additional information to PIM in September 2009, and materials were provided in response to this request. Meetings of the independent Trustees of the Fund were held in July, September, October, and November, 2009 to review and discuss the contract review materials. In addition, the Trustees took into account the information related to the Fund provided to the Trustees at each regularly scheduled meeting.

At a meeting held on November 10, 2009, based on their evaluation of the information provided by PIM and third parties, the Trustees of the Fund, including the independent Trustees voting separately, unanimously approved the renewal of the investment advisory agreement for another year. In considering the renewal of the investment advisory agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the agreement.

Nature, Extent and Quality of Services

The Trustees considered the nature, extent and quality of the services that had been provided by PIM to the Fund, taking into account the investment objective and strategy of the Fund. The Trustees reviewed the terms of the investment advisory agreement. The Trustees also reviewed PIM's investment approach for the Fund, its research process and its process for trade execution. The Trustees considered the resources of PIM and the personnel of PIM who provide investment management services to the Fund. The Trustees considered the non-investment resources and personnel of PIM involved in PIM's services to the Fund, including PIM's compliance and legal resources and personnel. The Trustees also considered the substantial attention and high priority given by PIM's senior management to the Pioneer fund complex.


                    Pioneer Cash Reserves Fund | Annual Report | 12/31/09     37

The Trustees considered that PIM supervises and monitors the performance of the Fund's service providers and provides the Fund with personnel (including Fund officers) and other resources that are necessary for the Fund's business management and operations. The Trustees also considered that, as administrator, PIM is responsible for the administration of the Fund's business and other affairs. The Trustees considered the fees paid to PIM for the provision of administration services.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by PIM to the Fund were satisfactory and consistent with the terms of the investment advisory agreement.

Performance of the Fund

The Trustees considered the performance results of the Fund over various time periods. They reviewed information comparing the Fund's performance with the performance of its peer group of funds as classified by Lipper, Inc. (Lipper), an independent provider of investment company data, and with the performance of the Fund's benchmark index. The Trustees considered that the Fund's annualized total return was in the second quintile of its Lipper category for the one year period ended June 30, 2009, in the third quintile of its Lipper category for the three and five year periods ended June 30, 2009 and in the fourth quintile of its Lipper category for the ten year period ended June 30, 2009. (In all quintile rankings referred to throughout this disclosure, first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses would also be first quintile.) The Trustees concluded that the investment performance of the Fund was satisfactory.

Management Fee and Expenses

The Trustees considered information showing the fees and expenses of the Fund in comparison to the management fees of its peer group of funds as classified by Lipper and the expense ratios of a peer group of funds selected on the basis of criteria determined by the independent Trustees for this purpose using data provided by Strategic Insight Mutual Trust Research and Consulting, LLC (Strategic Insight), an independent third party.

The Trustees considered that the Fund's management fee for the twelve months ended June 30, 2009 was in the third quintile relative to the management fees paid by other funds in its Lipper peer group for the comparable period. The Trustees also considered that the Fund's expense ratio for the twelve months ended June 30, 2009 was in the second quintile relative to its Strategic Insight peer group for the comparable period. The Trustees considered the breakpoint in the management fee schedule and the reduced fee rate on assets over $1 billion.

The Trustees also reviewed management fees charged by PIM to its institutional and other clients. In evaluating the fees associated with PIM's client


38     Pioneer Cash Reserves Fund | Annual Report | 12/31/09
accounts, the Trustees took into account the respective demands, resources and complexity associated with the Fund and client accounts. The Trustees noted that in some instances the fee rates for those clients were lower than the management fee for the Fund and considered that, under the investment advisory agreement with the Fund, PIM performs additional services for the Fund that it does not provide to those other clients or services that are broader in scope, including oversight of the Fund's other service providers and activities related to compliance and the extensive regulatory and tax regimes to which the Fund is subject.

The Trustees concluded that the management fee payable by the Fund to PIM was reasonable in relation to the nature and quality of the services provided by PIM. The Trustees also concluded that the Fund's expense ratio was reasonable taking into account the nature and quality of services provided by PIM.

Profitability

The Trustees considered information provided by PIM regarding the profitability of PIM with respect to the advisory services provided by PIM to the Fund, including the methodology used by PIM in allocating certain of its costs to the management of the Fund. The Trustees also considered PIM's profit margin in connection with the overall operation of the Fund. They further reviewed the financial results realized by PIM and its affiliates from non-fund businesses. The Trustees considered PIM's profit margins with respect to the Fund in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that PIM's profitability with respect to the management of the Fund was not unreasonable.

Economies of Scale

The Trustees considered PIM's views relating to economies of scale in connection with the Pioneer Funds as fund assets grow and the extent to which any such economies of scale are shared with funds and fund shareholders. The Trustees recognize that economies of scale are difficult to identify and quantify and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by PIM in research and analytical capabilities and PIM's commitment and resource allocation to the Funds. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons particularly, for example during the difficult year in 2008 for financial markets, as the level of services was maintained notwithstanding a significant decline in PIM's fee revenues from the Funds. Accordingly, the Trustees concluded that economies of scale, if any, were being appropriately shared with the Fund.


                    Pioneer Cash Reserves Fund | Annual Report | 12/31/09     39

Other Benefits

The Trustees considered the other benefits to PIM from its relationship with the Fund. The Trustees considered the character and amount of fees paid by the Fund, other than under the investment advisory agreement, for services provided by PIM and its affiliates. The Trustees further considered the revenues and profitability of PIM's businesses other than the fund business. The Trustees considered the intangible benefits to PIM by virtue of its relationship with the Fund and the other Pioneer funds. The Trustees concluded that the receipt of these benefits was reasonable in the context of the overall relationship between PIM and the Fund.

Conclusion

After consideration of the factors described above as well as other factors, the Trustees, including all of the independent Trustees, concluded that the investment advisory agreement between PIM and the Fund, including the fees payable thereunder, was fair and reasonable and voted to approve the proposed renewal of the investment advisory agreement for the Fund.


40     Pioneer Cash Reserves Fund | Annual Report | 12/31/09

Trustees, Officers and Service Providers

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm
Ernst & Young LLP

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Bingham McCutchen LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

Trustees and Officers

The Board of Trustees provides broad supervision over the Fund's affairs. The officers of the Fund are responsible for the Fund's operations. The Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the Fund within the meaning of the 1940 Act are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees serves as a trustee of each of the 61 U.S. registered investment portfolios for which Pioneer serves as investment adviser (the "Pioneer Funds"). The address for all Trustees and all officers of the Fund is 60 State Street, Boston, Massachusetts 02109.


                    Pioneer Cash Reserves Fund | Annual Report | 12/31/09     41

Interested Trustees

------------------------------------------------------------------------------------------------------------------------------------
                            Position Held            Length of Service           Principal Occupation           Other Directorships
Name and Age                with the Fund            and Term of Office          During Past Five Years         Held by this Trustee
------------------------------------------------------------------------------------------------------------------------------------
John F. Cogan, Jr. (83)*    Chairman of the Board,   Trustee since 1987.         Deputy Chairman and a          None
                            Trustee and President    Serves until a successor    director of Pioneer Global
                                                     trustee is elected or       Asset Management S.p.A.
                                                     earlier retirement or       ("PGAM"); Non-Executive
                                                     removal.                    Chairman and a director of
                                                                                 Pioneer Investment
                                                                                 Management USA Inc.
                                                                                 ("PIM-USA"); Chairman and
                                                                                 a director of Pioneer;
                                                                                 Chairman and Director of
                                                                                 Pioneer Institutional Asset
                                                                                 Management, Inc. (since
                                                                                 2006); Director of Pioneer
                                                                                 Alternative Investment
                                                                                 Management Limited (Dublin);
                                                                                 President and a director of
                                                                                 Pioneer Alternative
                                                                                 Investment Management
                                                                                 (Bermuda) Limited and
                                                                                 affiliated funds; Director
                                                                                 of PIOGLOBAL Real Estate
                                                                                 Investment Fund (Russia)
                                                                                 (until June 2006); Director
                                                                                 of Nano-C, Inc. (since
                                                                                 2003); Director of Cole
                                                                                 Management Inc. (since
                                                                                 2004); Director of Fiduciary
                                                                                 Counseling, Inc.; President
                                                                                 and Director of Pioneer
                                                                                 Funds Distributor, Inc.
                                                                                 ("PFD") (until May 2006);
                                                                                 President of all of the
                                                                                 Pioneer Funds; and Of
                                                                                 Counsel, Wilmer Cutler
                                                                                 Pickering Hale and Dorr LLP
------------------------------------------------------------------------------------------------------------------------------------
Daniel K. Kingsbury (51)*   Trustee and Executive    Trustee since 2008.         Director, CEO and President    None
                            Vice President           Serves until a successor    of Pioneer Investment
                                                     trustee is elected or       Management USA Inc. (since
                                                     earlier retirement or       February 2007); Director and
                                                     removal.                    President of Pioneer
                                                                                 Investment Management, Inc.
                                                                                 and Pioneer Institutional
                                                                                 Asset Management, Inc.
                                                                                 (since February 2007);
                                                                                 Executive Vice President of
                                                                                 all of the Pioneer Funds
                                                                                 (since March 2007); Direc-
                                                                                 tor of Pioneer Global Asset
                                                                                 Management S.p.A. (since
                                                                                 April 2007); and Head of New
                                                                                 Markets Division, Pioneer
                                                                                 Global Asset Management
                                                                                 S.p.A. (2000 - 2007)
------------------------------------------------------------------------------------------------------------------------------------
* Mr. Cogan and Mr. Kingsbury are Interested Trustees because they are officers  or directors of the Fund's investment adviser and certain of its affiliates.


42    Pioneer Cash Reserves Fund | Annual Report | 12/31/09

Independent Trustees

------------------------------------------------------------------------------------------------------------------------------------
                            Position Held            Length of Service           Principal Occupation           Other Directorships
Name and Age                With the Fund            and Term of Office          During Past Five Years         Held by this Trustee
------------------------------------------------------------------------------------------------------------------------------------
David R. Bock (66)          Trustee                  Trustee since 2005.         Managing Partner, Federal      Director of
                                                     Serves until a successor    City Capital Advisors          Enterprise Community
                                                     trustee is elected or       (corporate advisory services   Investment, Inc.
                                                     earlier retirement or       company) (1997 to 2004 and     (privately held
                                                     removal.                    2008 to present); and          affordable housing
                                                                                 Executive Vice President and   finance company);
                                                                                 Chief Financial Officer,       and Director of
                                                                                 I-trax, Inc. (publicly         Oxford Analytica,
                                                                                 traded health care services    Inc. (privately held
                                                                                 company) (2004 - 2007)         research and
                                                                                                                consulting company)
------------------------------------------------------------------------------------------------------------------------------------
Mary K. Bush (61)           Trustee                  Trustee since 1997.         President, Bush                Director of Marriott
                                                     Serves until a successor    International, LLC             International, Inc.;
                                                     trustee is elected or       (international financial       Director of Discover
                                                     earlier retirement or       advisory firm)                 Financial Services
                                                     removal.                                                   (credit card issuer
                                                                                                                and electronic
                                                                                                                payment services);
                                                                                                                Director of Briggs &
                                                                                                                Stratton Co. (engine
                                                                                                                manufacturer);
                                                                                                                Director of UAL
                                                                                                                Corporation (airline
                                                                                                                holding company);
                                                                                                                Director of Mantech
                                                                                                                International
                                                                                                                Corporation
                                                                                                                (national security,
                                                                                                                defense, and
                                                                                                                intelligence
                                                                                                                technology firm);
                                                                                                                and Member, Board of
                                                                                                                Governors,
                                                                                                                Investment Company
                                                                                                                Institute
------------------------------------------------------------------------------------------------------------------------------------


                    Pioneer Cash Reserves Fund | Annual Report | 12/31/09     43

------------------------------------------------------------------------------------------------------------------------------------
                            Position Held            Length of Service           Principal Occupation           Other Directorships
Name and Age                With the Fund            and Term of Office          During Past Five Years         Held by this Trustee
------------------------------------------------------------------------------------------------------------------------------------
Benjamin M. Friedman (65)   Trustee                  Trustee since 2008.         Professor, Harvard
                                                     Serves until a successor    University
                                                     trustee is elected or
                                                     earlier retirement or
                                                     removal
------------------------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham (62)   Trustee                  Trustee since 1990.         Founding Director, Vice        None
                                                     Serves until a successor    President and Corporate
                                                     trustee is elected or       Secretary, The Winthrop
                                                     earlier retirement or       Group, Inc. (consulting
                                                     removal.                    firm); and Desautels Faculty
                                                                                 of Management, McGill
                                                                                 University
------------------------------------------------------------------------------------------------------------------------------------
Thomas J. Perna (59)        Trustee                  Trustee since 2006.         Chief Executive Officer,       None
                                                     Serves until a successor    Quadriserv, Inc. (technology
                                                     trustee is elected or       products for securities
                                                     earlier retirement or       lending industry) (2008 -
                                                     removal.                    present); Private investor
                                                                                 (2004 - 2008); and Senior
                                                                                 Executive Vice President, The
                                                                                 Bank of New York (financial
                                                                                 and securities services)
                                                                                 (1986 - 2004)
------------------------------------------------------------------------------------------------------------------------------------
Marguerite A. Piret (61)    Trustee                  Trustee since 1987.         President and Chief Executive  Director of New
                                                     Serves until a successor    Officer, Newbury, Piret &      America High Income
                                                     trustee is elected or       Company, Inc. (investment      Fund, Inc.
                                                     earlier retirement or       banking firm)                  (closed-end
                                                     removal.                                                   investment company)
------------------------------------------------------------------------------------------------------------------------------------


44    Pioneer Cash Reserves Fund | Annual Report | 12/31/09

Fund Officers

------------------------------------------------------------------------------------------------------------------------------------
                            Position Held            Length of Service           Principal Occupation           Other Directorships
Name and Age                With the Fund            and Term of Office          During Past Five Years         Held by this Officer
------------------------------------------------------------------------------------------------------------------------------------
Dorothy E. Bourassa (61)    Secretary                Since 2003. Serves at       Secretary of PIM-USA; Senior   None
                                                     the discretion of the       Vice President -- Legal of
                                                     Board.                      Pioneer; Secretary/Clerk of
                                                                                 most of PIM-USA's
                                                                                 subsidiaries; and Secretary
                                                                                 of all of the Pioneer Funds
                                                                                 since September 2003
                                                                                 (Assistant Secretary from
                                                                                 November 2000 to September
                                                                                 2003)
------------------------------------------------------------------------------------------------------------------------------------
Christopher J. Kelley (45)  Assistant Secretary      Since 2003. Serves at       Associate General Counsel of   None
                                                     the discretion of the       Pioneer since January 2008
                                                     Board.                      and Assistant Secretary of
                                                                                 all of the Pioneer Funds
                                                                                 since September 2003; Vice
                                                                                 President and Senior Counsel
                                                                                 of Pioneer from July 2002 to
                                                                                 December 2007
------------------------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (50)        Treasurer                Since 2008. Serves at       Vice President -- Fund         None
                                                     the discretion of the       Accounting, Administration
                                                     Board.                      and Controllership Services
                                                                                 of Pioneer; and Treasurer of
                                                                                 all of the Pioneer Funds
                                                                                 since March 2008; Deputy
                                                                                 Treasurer of Pioneer from
                                                                                 March 2004 to February 2008;
                                                                                 Assistant Treasurer of all
                                                                                 of the Pioneer Funds from
                                                                                 March 2004 to February 2008;
                                                                                 and Treasurer and Senior
                                                                                 Vice President, CDC IXIS
                                                                                 Asset Management Services,
                                                                                 from 2002 to 2003
------------------------------------------------------------------------------------------------------------------------------------
Luis I. Presutti (44)       Assistant Treasurer      Since 2000. Serves at       Assistant Vice President --    None
                                                     the discretion of the       Fund Accounting,
                                                     Board.                      Administration and
                                                                                 Controllership Services of
                                                                                 Pioneer; and Assistant
                                                                                 Treasurer of all of the
                                                                                 Pioneer Funds
------------------------------------------------------------------------------------------------------------------------------------
Gary Sullivan (51)          Assistant Treasurer      Since 2002. Serves at       Fund Accounting Manager --     None
                                                     the discretion of the       Fund Accounting,
                                                     Board.                      Administration and
                                                                                 Controllership Services of
                                                                                 Pioneer; and Assistant
                                                                                 Treasurer of all of the
                                                                                 Pioneer Funds

------------------------------------------------------------------------------------------------------------------------------------
David F. Johnson (30)       Assistant Treasurer      Since 2009. Serves at       Fund Administration Manager    None
                                                     the discretion of the       -- Fund Accounting,
                                                     Board.                      Administration and
                                                                                 Controllership Services
                                                                                 since November 2008;
                                                                                 Assistant Treasurer of all
                                                                                 of the Pioneer Funds since
                                                                                 January 2009; and Client
                                                                                 Service Manager --
                                                                                 Institutional Investor
                                                                                 Services at State Street
                                                                                 Bank from March 2003 to
                                                                                 March 2007
------------------------------------------------------------------------------------------------------------------------------------


                      Pioneer Cash Reserves Fund | Annual Report | 12/31/09
45

------------------------------------------------------------------------------------------------------------------------------------
                            Position Held            Length of Service           Principal Occupation           Other Directorships
Name and Age                With the Fund            and Term of Office          During Past Five Years         Held by this Officer
------------------------------------------------------------------------------------------------------------------------------------
Teri W. Anderholm (50)      Chief Compliance         Since 2007. Serves at       Chief Compliance Officer of    None
                            Officer                  the discretion of the       Pioneer since December 2006
                                                     Board.                      and of all the Pioneer Funds
                                                                                 since January 2007; Vice
                                                                                 President and Compliance
                                                                                 Officer, MFS Investment
                                                                                 Management (August 2005 to
                                                                                 December 2006); Consultant,
                                                                                 Fidelity Investments
                                                                                 (February 2005 to July
                                                                                 2005); and Independent
                                                                                 Consultant (July 1997 to
                                                                                 February 2005)
------------------------------------------------------------------------------------------------------------------------------------


46    Pioneer Cash Reserves Fund | Annual Report | 12/31/09

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                    Pioneer Cash Reserves Fund | Annual Report | 12/31/09     47

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48     Pioneer Cash Reserves Fund | Annual Report | 12/31/09

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                    Pioneer Cash Reserves Fund | Annual Report | 12/31/09     49

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50     Pioneer Cash Reserves Fund | Annual Report | 12/31/09

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                    Pioneer Cash Reserves Fund | Annual Report | 12/31/09     51

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52     Pioneer Cash Reserves Fund | Annual Report | 12/31/09

How to Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Write to us:
--------------------------------------------------------------------------------
PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)


Visit our web site: pioneerinvestments.com



This report must be preceded or accompanied by a prospectus.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.



ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Audit Fees
Fees for audit services provided to the Fund, including fees associated with the routine filing of its Form N-1A, totaled approximately $32,500 in 2009 and $32,200 in 2008.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related Fees
There were no audit-related services provided to the Fund during the fiscal years ended December 31, 2009 and 2008.

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Tax Fees
Fees for tax compliance services, primarily for tax returns, totaled $8,290 in 2009 and $8,290 in 2008.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Other Fees
There were no other services provided to the Fund during the fiscal years ended December 31, 2009 and 2008.

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new SEC pre-approval rules, the Fund's audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Fund.

For the years ended December 31, 2009 and 2008, there were no services provided to an affiliate that required the Fund's audit committee pre-approval.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees for the Fund and affiliates, as previously defined, totaled $8,290 in 2009 and $8,290 in 2008.


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Money Market Trust


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date March 1, 2010


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date March 1, 2010


By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date March 1, 2010

* Print the name and title of each signing officer under his or her signature.